Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable
Accounts Receivable
	December 31,	December 31,
	2024	2023
Trade receivables	$22,210	$1,738,694
Other receivables	83,648	89,829
	105,858	1,828,523
Allowance for doubtful accounts	-	-
Net accounts receivable	105,858	1,828,523